Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	DUNHAM FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001420040
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	df
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Dunham Corporate/Government Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Corporate / Government Bond Fund
Dunham Floating Rate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Floating Rate Bond Fund
Dunham High Yield Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham High-Yield Bond Fund
Dunham International Opportunity Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham International Opportunity Bond Fund
Dunham Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Large Cap Value Fund
Dunham Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Small Cap Value Fund
Dunham Focused Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Focused Large Cap Growth Fund
Dunham Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Small Cap Growth Fund
Dunham Emerging Markets Stock Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Emerging Markets Stock Fund
Dunham International Stock Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham International Stock Fund
Dunham Dynamic Macro Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Dynamic Macro Fund
Dunham Long/Short Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Long/Short Credit Fund
Dunham Monthly Distribution Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 102 of the Fund's Prospectus and in How to Buy and Sell Shares on page 87 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 102 of the Fund's Prospectus and in How to Buy and Sell Shares on page 87 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)(2)	1.38%	1.38%	1.38%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses:
Dividend Expense on Securities Sold Short	0.39%	0.39%	0.39%
Remaining Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.18%	2.93%	1.93%
(1)	Management Fees have been restated to reflect a new benchmark index that is effective March 1, 2023. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 60 bps (0.60%) and can range from 0.22% to 0.98%, based on the Fund’s performance relative to the Credit Suisse Merger Arbitrage Liquid Index, the Fund’s benchmark.
(2)	The management fees above differ from the management fees reflected in the Fund’s most recent Annual Report, which were used in the calculation of the expenses shown in the Fund’s Financial Highlights. The management fees reflected in the Annual Report are calculated using the previous benchmark index. For the fiscal year ended October 31, 2022, the Sub-Adviser Fee shown in the Annual Report represents a significantly higher rate. This anomaly was caused by the nature/timing of the performance and the average assets during the build-up period and that the build-up period crossed fiscal years. In a new Sub-Adviser Fulcrum Fee Agreement, the build-up occurs over the first 12 months wherein only the minimum fee is paid out on a monthly basis and any potential performance fee earned above the minimum fee is accrued on a daily basis and paid out in a lump sum after it is finalized at the end of the twelfth month. The Fund underperformed its benchmark index by a meaningful amount as of the end of the 2021 fiscal year, thus the accrued performance amount above the minimum fee was close to zero. After the 2022 fiscal year commenced, the Fund meaningfully outperformed its benchmark index, so the accrued amount above the minimum fee significantly increased. The accrual shifted from near zero to the maximum amount, but since the shift occurred primarily in the 2022 fiscal year, it was all reflected in five months of one fiscal period and not spread out over a twelve-month period (since the build-up period spanned seven months in the 2021 fiscal year and five months in the 2022 fiscal year). After that point, the Sub-Adviser continued to outperform so the Fund continued to accrue near the maximum fee rate.
(3)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund on page 56 of the Prospectus and page 1 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$783	$1,218	$1,677	$2,944
Class C	$296	$907	$1,543	$3,252
Class N	$196	$606	$1,042	$2,254

The information under the subheading “Performance—Average Annual Total Return” beginning on page 60 of the Prospectus and on page 5 of the Summary Prospectus is deleted in its entirety and replaced with the following:

For the periods ended December 31, 2022*	1 Year	5 Years	10 Years
Class N Shares
return before taxes	0.80%	1.26%	2.05%
return after taxes on distributions	0.15%	0.66%	1.09%
return after taxes on distributions and sale of Fund shares	0.68%	0.90%	1.32%
Class C Shares
return before taxes	-0.21%	0.26%	1.04%
Class A Shares
return before taxes	-5.23%	-0.17%	1.20%
Credit Suisse Merger Arbitrage Liquid Index ** (reflects no deduction for fees, expenses, or taxes)	2.29%	3.83%	2.74%
IQ Hedge Market Neutral Total Return Index (reflects no deduction for fees, expenses, or taxes)	-6.38%	0.80%	1.52%
Morningstar Event Driven Category (return before taxes)***	-1.75%	3.60%	3.19%
*	On April 1, 2021, the Fund's principal investment strategy was materially changed. Therefore, the Fund's performance prior to that date may have been different had the current principal investment strategy been in place.
**	Change in benchmark is due to the discontinuation of the IQ Hedge Market Neutral Total Return Index. As a result, the Fund’s performance is compared to both indexes in the table above.
***	The Morningstar Event Driven Category is generally representative of mutual funds that primarily employ strategies that seek to profit from corporate actions, such as mergers and acquisitions. Mutual funds in this category typically focus on equity securities but can invest across the capital structure. However, they typically have low to moderate equity market sensitivity since company-specific developments tend to drive security prices.

The corresponding information under the heading “Investment Adviser” beginning on page 91 of the Prospectus is deleted in its entirety and replaced with the following:

		Adviser’s	Sub-Adviser’s
	Management Fee	Portion	Portion
Corporate/Government Bond	0.65% – 0.95%	0.50%	0.15% – 0.45%
Floating Rate Bond	0.78% – 0.98%	0.60%	0.18% – 0.38%
High-Yield Bond	0.82% – 1.02%	0.60%	0.22% – 0.42%
International Opportunity Bond	0.80% – 1.30%	0.60%	0.20% – 0.70%
Large Cap Value	0.75% – 1.15%	0.65%	0.10% – 0.50%
Small Cap Value	0.75% – 1.45%	0.65%	0.10% – 0.80%
Focused Large Cap Growth	0.85% – 1.15%	0.65%	0.20% – 0.50%
Small Cap Growth	0.65% – 1.65%	0.65%	0.00% – 1.00%
Emerging Markets Stock	0.70% – 1.50%	0.65%	0.05% – 0.85%
International Stock	0.95% – 1.65%	0.65%	0.30% – 1.00%
Dynamic Macro*	0.90% – 1.60%	0.65%	0.25% – 0.95%
Long/Short Credit	0.70% – 1.80%	0.65%	0.05% – 1.15%
Monthly Distribution	0.87% – 1.63%	0.65%	0.22% – 0.98%
Real Estate Stock	0.80% – 1.40%	0.65%	0.15% – 0.75%
*	Prior to January 31, 2023, the Sub-Adviser’s portion for Dynamic Macro was 0.40% – 1.10% and the Management fee range was 1.05% – 1.75%.

If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference

DUNHAM FUNDS

Supplement dated March 22, 2023 to the Statement of Additional Information
dated March 1, 2023 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Effective March 1, 2023, the Benchmark Index of the Dunham Monthly Distribution Fund is the Credit Suisse Merger Arbitrage Liquid Index.

The corresponding information under the heading “The Fulcrum Fee Calculation Methodology for the Dunham Funds Sub-Advisers” beginning on page 54 of the SAI is deleted in its entirety and replaced with the following:

Fund Name	Benchmark
Dunham Corporate / Government Bond Fund	Bloomberg Aggregate Bond Index
Dunham Floating Rate Bond Fund	Morningstar LSTA Leveraged Loan 100 Index
Dunham High-Yield Bond Fund	Bloomberg U.S. Corporate High-Yield Ba/B 2% Issuer Capped Index
Dunham International Opportunity Bond Fund	Bloomberg Global Aggregate Bond ex-US Index Hedged
Dunham Large Cap Value Fund	Russell 1000® Value Index
Dunham Small Cap Value Fund	Russell 2000® Value Index
Dunham Focused Large Cap Growth Fund	Russell 1000® Growth Index
Dunham Small Cap Growth Fund	Russell 2000® Growth Index
Dunham Emerging Markets Stock Fund	MSCI Emerging Markets Index (Net)
Dunham International Stock Fund	MSCI AC World ex US Index (Net)
Dunham Dynamic Macro Fund	Dow Jones Moderately Aggressive Portfolio Index
Dunham Long/Short Credit Fund	BofA Merrill Lynch U.S. 3-month Treasury Bill Index PLUS 300 bps (3.00%)
Dunham Monthly Distribution Fund	Credit Suisse Merger Arbitrage Liquid Index
Dunham Real Estate Stock Fund	Dow Jones U.S. Real Estate Total Return Index

If you have any questions, please contact the Fund at (888) 3DUNHAM (338-6426).

Dunham Monthly Distribution Fund | Credit Suisse Merger Arbitrage Liquid Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.29%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	3.83%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	2.74%	[1],[2]
Dunham Monthly Distribution Fund | I Q Hedge Market Neutral Total Return Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.38%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.80%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.52%	[2]
Dunham Monthly Distribution Fund | Morningstar Event Driven Category Return Before Taxes [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.75%)	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	3.60%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	3.19%	[2],[3]
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.38%	[4],[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.39%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	783
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,677
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,944
Label	rr_AverageAnnualReturnLabel	return before taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(5.23%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.17%)	[2]
10 Years	rr_AverageAnnualReturnYear10	1.20%	[2]
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.38%	[4],[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.39%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,252
Label	rr_AverageAnnualReturnLabel	return before taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.21%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.26%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.04%	[2]
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.38%	[4],[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.39%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,254
Label	rr_AverageAnnualReturnLabel	return before taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	0.80%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.26%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.05%	[2]
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class N | return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.15%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.66%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.09%	[2]
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class N | return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.68%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.90%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.32%	[2]
Dunham Real Estate Stock Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Real Estate Stock Fund

[1]	Change in benchmark is due to the discontinuation of the IQ Hedge Market Neutral Total Return Index. As a result, the Fund’s performance is compared to both indexes in the table above.
[2]	On April 1, 2021, the Fund's principal investment strategy was materially changed. Therefore, the Fund's performance prior to that date may have been different had the current principal investment strategy been in place.
[3]	The Morningstar Event Driven Category is generally representative of mutual funds that primarily employ strategies that seek to profit from corporate actions, such as mergers and acquisitions. Mutual funds in this category typically focus on equity securities but can invest across the capital structure. However, they typically have low to moderate equity market sensitivity since company-specific developments tend to drive security prices.
[4]	Management Fees have been restated to reflect a new benchmark index that is effective March 1, 2023. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 60 bps (0.60%) and can range from 0.22% to 0.98%, based on the Fund’s performance relative to the Credit Suisse Merger Arbitrage Liquid Index, the Fund’s benchmark.
[5]	The management fees above differ from the management fees reflected in the Fund’s most recent Annual Report, which were used in the calculation of the expenses shown in the Fund’s Financial Highlights. The management fees reflected in the Annual Report are calculated using the previous benchmark index. For the fiscal year ended October 31, 2022, the Sub-Adviser Fee shown in the Annual Report represents a significantly higher rate. This anomaly was caused by the nature/timing of the performance and the average assets during the build-up period and that the build-up period crossed fiscal years. In a new Sub-Adviser Fulcrum Fee Agreement, the build-up occurs over the first 12 months wherein only the minimum fee is paid out on a monthly basis and any potential performance fee earned above the minimum fee is accrued on a daily basis and paid out in a lump sum after it is finalized at the end of the twelfth month. The Fund underperformed its benchmark index by a meaningful amount as of the end of the 2021 fiscal year, thus the accrued performance amount above the minimum fee was close to zero. After the 2022 fiscal year commenced, the Fund meaningfully outperformed its benchmark index, so the accrued amount above the minimum fee significantly increased. The accrual shifted from near zero to the maximum amount, but since the shift occurred primarily in the 2022 fiscal year, it was all reflected in five months of one fiscal period and not spread out over a twelve-month period (since the build-up period spanned seven months in the 2021 fiscal year and five months in the 2022 fiscal year). After that point, the Sub-Adviser continued to outperform so the Fund continued to accrue near the maximum fee rate.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.